Non-Controlling Interest - Schedule of Summarized Financial Information (Details) - Non-controlling interests [member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Non-Controlling Interest - Schedule of Summarized Financial Information (Details) [Line Items]
Current assets	$ 36	$ 5
Non-current assets	19,742	19,743
Current liabilities	(8)	17
Net loss	160	189
Attributable to shareholders of the Company	96	114
Attributable to non-controlling interest	$ 64	$ 75